UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21726

360 Funds
(Exact name of registrant as specified in charter)

4300 Shawnee Mission Parkway, Suite 100, Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
Corporation Trust Center
1209 Orange St.
Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:
John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

Registrant's telephone number, including area code: 877-244-6235

Date of fiscal year end: 08/31/2017

Date of reporting period: 08/31/2017

ITEM 1.	REPORTS TO SHAREHOLDERS

The Annual report to Shareholders of the WP Large Cap Income Plus Fund, a series of the 360 Funds (the “registrant”), for the period ended August 31, 2016 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

WP Large Cap Income Plus Fund Institutional Class Shares (Ticker Symbol: WPLCX) A series of the 360 Funds

ANNUAL REPORT

August 31, 2017

Investment Adviser

Winning Points Advisers, LLC
129 NW 13th Street, Suite D-26
Boca Raton, Florida 33431

TABLE OF CONTENTS

LETTER TO SHAREHOLDERS	1
INVESTMENT HIGHLIGHTS	3
SCHEDULE OF INVESTMENTS	5
SCHEDULE OF PURCHASED OPTIONS	8
SCHEDULE OF WRITTEN OPTIONS	9
STATEMENT OF ASSETS AND LIABILITIES	10
STATEMENT OF OPERATIONS	11
STATEMENTS OF CHANGES IN NET ASSETS	12
FINANCIAL HIGHLIGHTS	13
NOTES TO FINANCIAL STATEMENTS	14
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	23
ADDITIONAL INFORMATION	24
INFORMATION ABOUT YOUR FUND’S EXPENSES	28
BOARD APPROVAL OF RENEWAL OF INVESTMENT ADVISORY AGREEMENT	29

To the shareholders of WPLCX:

The U.S. economy started to pick up in the second quarter of 2017, as reflected by the Gross Domestic Product numbers (GDP), growing by 3.1% in the second quarter versus 1.2% growth in the first quarter. This compares to 2016 growth of 1.6% for the year which was the worst showing since 2011 when the economy grew at 1.6% for the year. This uptick in growth was a benefit to our WP Large Cap Income Plus Fund (“WPLCX” or the “Fund”) as the large cap stocks we own broadly participate in the growth of the US Economy as well as overseas’ economies which are trending up also.

It has been four years since we opened the WPLCX and the fourth year has been our best year yet!

For the twelve-month period ended August 31, 2017, WPLCX was up 24.95%(a) vs a gain of 22.29%(a) for the Dow Jones Industrial Average Total Return Index(b). Beating our benchmark index by 266 basis points is something we are extremely proud of and can be partially attributed to our Option/Cash Flow Process

By way of explanation, this process is something we developed ourselves and has been evolving over the seven years since we started it. It is labor intensive, requires constant attention, and has our proprietary software to keep track of positions. To the best of our knowledge, it is not available on any retail platform we are aware of.

We are a Large Cap Value Fund and 88% of our assets are invested in Large Cap stocks paying dividends in the 2% to 4% range. These large cap value stocks have performed very well so far in 2017, especially the financials, which we are heavily invested in and were a major factor in our positive performance for the year.

From stock sales this year plus the money we raised from our Option Process, we took new positions in 2017 in Wells Fargo Bank and Target and added to existing positions in Lockheed Martin, BP, Exxon, BB&T Bank, and Altria.

As we see it, there are three likely results when you purchase a mutual fund: it goes up in value, it goes down in value, it goes way down in value (see 2008-2009). The objective of our Fund is to let you participate in the up value, which we have done in the previous two years, and lessen the impact of a way down value, which we have not experienced yet and since no investment is perfect- we feel two out of three is not bad. It is our Option Process and the amount of insurance puts we own that will hopefully lessen the impact of a sudden and violent market downturn.

We see the big risk these days (and all days, but more so now, due to technology) is that of another 9/11 that shuts down the economy and scares everyone. We believe the next one will be worse than 9/11 in that we all are older and remember how bad things got in 2008-09 and hence we think that any panic will be exacerbated, due to age of investors, fewer working years ahead, mistrust in the system and recent experiences. We hope it never happens, but we are trying to build our strategy to be able to buy insurance against it, should we wake up one Monday to a "new and different" 9/11.

The Future? Who knows. We believe the US economy is the eighth wonder of the world and so powerful even the politicians can’t derail it. We think the market is trying to digest what less regulation and less bureaucracy will mean to our powerful economy and maybe, just maybe this market advance is telling us there is a 4%+ GDP in our future.

In the meantime, we will collect our dividends and positive option cash flow. Expect a dividend again from the Fund prior to year-end.

Thanks for your patience and trust.

John Brandt	Charles S. Stoll
Portfolio Manager	Portfolio Manager

(a)
The performance information quoted assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-244-6235. Investors should consider the investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information about the Fund can be found in the Fund’s prospectus. Please read it carefully before investing.

(b)
The Dow Jones Industrial Average Total Return Index tracks the total return of the member stocks of the Dow Jones Industrial Index, which is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

Winning Points Funds	ANNUAL REPORT
WP Large Cap Income Plus Fund
INVESTMENT HIGHLIGHTS
August 31, 2017 (Unaudited)

The investment objective of the WP Large Cap Income Plus Fund (the “Fund”) is total return. To meet its investment objective, the Fund will invest 80% of its total assets in large cap domestic equity securities and exchange-traded funds that primarily invest in large cap domestic equity securities. The Fund will seek income through dividends paid on such securities. The Fund will also seek to produce income (e.g., premium income on the sale of an option) and return stability through an options strategy.

Winning Points Advisers, LLC (the “Adviser”), the investment adviser to the Fund, intends to sell covered call options on a portion of the Fund’s stock holdings. The extent of option selling will depend on market conditions and the Adviser’s consideration of the advantages of selling call options on the Fund’s equity investments.

The Fund may also sell put options on stocks and ETFs the Adviser believes are attractive for purchase at prices at or above the exercise price of the put options sold. The Fund may, in certain circumstances, purchase put options on the S&P 500 Composite Stock Price Index (the “S&P 500”) and on individual stocks to protect against a loss of principal value due to stock price decline. The extent of option selling depends on market conditions and the Adviser’s judgment. The Fund may also seek to pursue its investment objective by selling a series of call and put option spread combinations on the S&P 500.

The Fund may be appropriate for investors with long-term horizons who are not sensitive to short-term losses and want to participate in the long-term growth of the financial markets. The Fund seeks to minimize the effects of inflation on its portfolio.

Allocation of Portfolio Holdings (% of Investments)
Excludes the Impact of Written Options

Exchange-Traded Funds 3.81%
Short-Term Investments 1.19%
Closed-End Funds 5.79%
Common Stock 89.01%
Put Options 0.20%

The percentages in the above graph are based on the portfolio holdings of the Fund as of August 31, 2017 and are subject to change.

For a detailed break-out of holdings by industry and by investment type, please refer to the Schedule of Investments.

Winning Points Funds	ANNUAL REPORT
WP Large Cap Income Plus Fund
INVESTMENT HIGHLIGHTS
August 31, 2017 (Unaudited)

Returns as of August 31, 2017	One Year	Since Inception of December 4, 2013 through August 31, 2017
WP Large Cap Income Plus Fund Institutional Class shares	24.95%	7.06%
Dow Jones Industrial Average Total Return Index	22.29%	11.76%

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-244-6235.

The above graph depicts the performance of the WP Large Cap Income Plus Fund versus the Dow Jones Industrial Average Total Return Index. The Dow Jones Industrial Average Index is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the Dow Jones Industrial Average Total Return Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the WP Large Cap Income Plus Fund, which will generally not invest in all the securities comprising the index.

WINNING POINTS FUNDS WP LARGE CAP INCOME PLUS FUND SCHEDULE OF INVESTMENTS August 31, 2017	ANNUAL REPORT

COMMON STOCK - 95.89%	Shares	Fair Value

Aerospace & Defense - 4.21%
Lockheed Martin Corp. (b)	4,119	$1,257,901

Agriculture - 3.27%
Altria Group, Inc. (b)	15,400	976,360

Banks - 22.78%
Bank of America Corp. (b)	69,000	1,648,410
BB&T Corp. (b)	4,900	225,841
Citigroup, Inc. (b)	21,000	1,428,630
Deustche Bank AG (b)	20,000	319,800
Goldman Sachs Group, Inc. (b)	2,300	514,602
JPMorgan Chase & Co. (b)	17,200	1,563,308
Lloyds Banking Group PLC - ADR (b)	30,000	99,600
PNC Financial Services Group, Inc. (b)	2,300	288,443
Wells Fargo & Co. (b)	14,000	714,980
		6,803,614
Beverages - 5.36%
Diageo PLC - ADR (b)	5,800	779,578
PepsiCo, Inc. (b)	7,100	821,683
		1,601,261
Biotechnology - 0.35%
Biogen, Inc. (a) (b)	300	94,968
Bioverativ, Inc. (a) (b)	150	8,504
		103,472
Computers - 7.67%
Apple, Inc. (b)	10,500	1,722,000
International Business Machines Corp. (b)	3,700	529,211
Leidos Holdings, Inc. (b)	665	38,783
		2,289,994
Diversified Financial Services - 4.35%
BlackRock, Inc. (b)	3,100	1,298,931

Food - 3.02%
Sysco Corp. (b)	17,100	900,657

Healthcare - Products - 1.89%
Baxter International, Inc. (b)	9,100	564,564

Insurance - 4.29%
Allianz SE - ADR (b)	1,400	29,960
Berkshire Hathaway, Inc. - Class B (a) (b)	6,900	1,250,004
		1,279,964
Internet - 0.23%
Alibaba Group Holding Ltd. - ADR (a) (b)	400	68,696

Investment Companies - 0.23%
Ares Capital Corp. (b)	2,300	36,938
BlackRock Capital Investment Corp. (b)	4,500	32,040
		68,978
Lodging - 0.19%
MGM Resorts International (b)	1,700	56,032

WINNING POINTS FUNDS WP LARGE CAP INCOME PLUS FUND SCHEDULE OF INVESTMENTS August 31, 2017	ANNUAL REPORT

COMMON STOCK - 95.89% (Continued)	Shares	Fair Value

Media - 1.09%
Comcast Corp. - Class A (b)	8,000	$324,880

Miscellaneous Manufacturing - 2.61%
General Electric Co. (b)	31,700	778,235

Oil & Gas - 14.83%
BP PLC - ADR (b)	34,200	1,187,766
Chevron Corp. (b)	8,900	957,818
China Petroleum & Chemical Corp. - ADR (b)	5,500	421,520
ConocoPhillips (b)	16,900	737,854
Exxon Mobil Corp. (b)	14,700	1,122,051
		4,427,009
Pharmaceuticals - 0.80%
AstraZeneca PLC - ADR (b)	2,800	83,524
Pfizer, Inc. (b)	3,300	111,936
Titan Pharmaceuticals, Inc. (a) (b)	30,000	45,000
		240,460
Retail - 7.39%
McDonald's Corp. (b)	10,800	1,727,676
Target Corp. (b)	8,800	479,864
		2,207,540
Semiconductors - 3.84%
Intel Corp. (b)	30,000	1,052,100
Skyworks Solutions, Inc. (b)	900	94,824
		1,146,924
Software - 5.73%
Microsoft Corp. (b)	22,900	1,712,233

Telecommunications - 1.76%
China Mobile Ltd. - ADR (b)	9,900	525,492

TOTAL COMMON STOCK (Cost $23,294,217)		28,633,197

CLOSED-END FUNDS - 6.24%
Alpine Total Dynamic Dividend Fund (b)	30,000	260,700
Boulder Growth & Income Fund, Inc. (b)	78,100	781,781
Clough Global Equity Fund (b)	4,000	53,960
Deutsche Global High Income Fund, Inc. (b)	28,000	246,120
Deutsche High Income Opportunities Fund, Inc. (b)	4,000	60,000
Special Opportunities Fund, Inc. (b)	22,185	344,311
Virtus Total Return Fund, Inc. (b)	8,985	115,008

TOTAL CLOSED-END FUNDS (Cost $1,546,603)		1,861,880

EXCHANGE-TRADED FUNDS - 4.11%

Equity Funds - 4.11%
iShares MSCI EAFE ETF (b)	10,200	682,380
iShares U.S. Financial Services ETF (b)	4,800	544,368
		1,226,748

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,041,345)		1,226,748

WINNING POINTS FUNDS WP LARGE CAP INCOME PLUS FUND SCHEDULE OF INVESTMENTS August 31, 2017	ANNUAL REPORT

	Shares	Fair Value

OPTIONS PURCHASED (Cost $102,647) - 0.21% (c)		$62,775

SHORT-TERM INVESTMENTS - 1.28%
Federated Government Obligations Fund - Institutional Shares, 0.88% (d)	383,165	383,165
TOTAL SHORT-TERM INVESTMENTS (Cost $383,165)		383,165

TOTAL INVESTMENTS (Cost $26,367,977) – 107.73%		$32,167,765

OPTIONS WRITTEN (Proceeds $2,368,467) - (7.85)% (e)		(2,342,865)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.12%		36,150

NET ASSETS - 100%		$29,861,050

(a)	Non-income producing security.
(b)	All or a portion of the security is segregated as collateral for call options written.
(c)	Please refer to the Schedule of Purchased Options for details of options purchased.
(d)	Rate shown represents the 7-day effective yield at August 31, 2017, is subject to change and resets daily.
(e)	Please refer to the Schedule of Written Options for details of options written.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

WINNING POINTS FUNDS WP LARGE CAP INCOME PLUS FUND SCHEDULE OF PURCHASED OPTIONS August 31, 2017	ANNUAL REPORT

OPTIONS PURCHASED - 0.21%

PUT OPTIONS PURCHASED - 0.21%		Notional	Exercise
	Contracts [1]	Amount	Price	Expiration	Fair Value

CBOE S&P 500 Index (f)	310	$62,620,000	$2,020.00	9/29/2017	$11,625
CBOE S&P 500 Index	310	$60,450,000	$1,950.00	10/31/2017	51,150
TOTAL PUT OPTIONS PURCHASED (Cost $102,647)					62,775

TOTAL OPTIONS PURCHASED (Cost $102,647)					$62,775

[1]	Each option contract is equivalent to 100 units of the underlying index. All options are non-income producing.

(f)
Categorized in Level 2 of the Hierarchy of Fair Value Inputs; for additional information and description of the levels, refer to the table included in Note 2 of the accompanying notes to the financial statements.

The accompanying notes are an integral part of these financial statements.

WINNING POINTS FUNDS WP LARGE CAP INCOME PLUS FUND SCHEDULE OF WRITTEN OPTIONS August 31, 2017	ANNUAL REPORT

OPTIONS WRITTEN - (7.85)%

CALL OPTIONS WRITTEN - (3.72)%		Notional	Exercise
	Contracts [1]	Amount	Price	Expiration	Fair Value

CBOE S&P 500 Index (f)	127	$33,020,000	$2,600.00	12/21/2018	$1,110,615

TOTAL CALL OPTIONS WRITTEN (Proceeds $1,142,830)					$1,110,615

PUT OPTIONS WRITTEN - (4.13%)		Notional	Exercise
	Contracts [1]	Amount	Price	Expiration	Fair Value

CBOE S&P 500 Index (f)	310	$65,100,000	$2,100.00	6/29/2018	$1,232,250

TOTAL PUT OPTIONS WRITTEN (Proceeds $1,225,637)					$1,232,250

TOTAL OPTIONS WRITTEN (Proceeds $2,368,467)					$2,342,865

[1]	Each option contract is equivalent to 100 units of the underlying index. All options are non-income producing.

(f)
Categorized in Level 2 of the Hierarchy of Fair Value Inputs; for additional information and description of the levels, refer to the table included in Note 2 of the accompanying notes to the financial statements.

The accompanying notes are an integral part of these financial statements.

WINNING POINTS FUNDS WP LARGE CAP INCOME PLUS FUND STATEMENT OF ASSETS AND LIABILITIES August 31, 2017	ANNUAL REPORT

Assets:
Investments, at value (identified cost $26,367,977)	$32,167,765
Receivables:
Interest	238
Dividends	155,605
Prepaid expenses	4,798
Total assets	32,328,406

Liabilities:
Options written, at value (identified proceeds $2,368,467)	2,342,865
Payables:
Due to advisor	34,185
Accrued distribution (12b-1) fees	7,968
Due to administrator	9,898
Due to broker	47,034
Accrued Trustee fees	767
Accrued expenses	24,639
Total liabilities	2,467,356
Net Assets	$29,861,050

Sources of Net Assets:
Paid-in capital	$23,316,198
Accumulated undistributed net realized gain on investments	594,562
Accumulated undistributed net investment income	124,900
Net unrealized appreciation on investments, options purchased and options written	5,825,390
Total Net Assets (Unlimited shares of beneficial interest authorized)	$29,861,050

Institutional Class Shares:
Net assets applicable to 2,321,498 shares outstanding	$29,861,050
Net Asset Value, Offering and Redemption Price Per Share	$12.86

The accompanying notes are an integral part of these financial statements.

WINNING POINTS FUNDS WP LARGE CAP INCOME PLUS FUND STATEMENT OF OPERATIONS August 31, 2017	ANNUAL REPORT

For the Year Ended August 31, 2017

Investment income:
Dividends (net of foreign withholding taxes of $5,265)	$848,163
Interest	1,947
Total investment income	850,110

Expenses:
Management fees (Note 6)	367,798
Distribution (12b-1) fees - Institutional Class	68,111
Accounting and transfer agent fees and expenses	106,132
Interest expense	51,797
Audit fees	16,350
Trustee fees and expenses	15,142
Legal fees	14,211
Custodian fees	11,397
Miscellaneous	10,713
Pricing fees	6,274
Registration and filing fees	2,737
Insurance	1,717
Reports to shareholders	124
Total expenses	672,503

Net investment income	177,607

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	7,198
Long-term capital gains distributions from other investment companies	44,980
Options purchased	(888,963)
Options written	2,877,176
Net realized gain on investments and options	2,040,391

Net change in unrealized appreciation (depreciation) on:
Investments	3,992,307
Options purchased	7,524
Options written	(278,746)
Net change in unrealized appreciation on investments and options	3,721,085

Net gain on investments and options	5,761,476

Net increase in net assets resulting from operations	$5,939,083

The accompanying notes are an integral part of these financial statements.

WINNING POINTS FUNDS WP LARGE CAP INCOME PLUS FUND STATEMENTS OF CHANGES IN NET ASSETS August 31, 2017	ANNUAL REPORT

	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016

Increase (decrease) in net assets from:
Operations:
Net investment income	$177,607	$7,833
Net realized gain (loss) on investments and options	2,040,391	(346,357)
Net change in unrealized appreciation on investments and options	3,721,085	3,687,453
Net increase in net assets resulting from operations	5,939,083	3,348,929

Distributions to shareholders from:
Net investment income - Institutional Class	(46,285)	-
Return of capital - Institutional Class	-	(41,253)
Total distributions	(46,285)	(41,253)

Capital share transactions (Note 4):
Increase (decrease) in net assets from capital share transactions	(27,811)	(157,624)

Increase in net assets	5,864,987	3,150,052

Net Assets:
Beginning of period	23,996,063	20,846,011

End of period	$29,861,050	$23,996,063
Undistributed accumulated net investment income	$124,900	$13,298

The accompanying notes are an integral part of these financial statements.

WINNING POINTS FUNDS WP LARGE CAP INCOME PLUS FUND FINANCIAL HIGHLIGHTS August 31, 2017	ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Institutional Class
	For the Year Ended August 31, 2017		For the Year Ended August 31, 2016		For the Year Ended August 31, 2015		For the Period Ended August 31, 2014 (a)

Net Asset Value, Beginning of Period	$10.31		$8.96		$10.56		$10.00

Investment Operations:
Net investment income (loss)	0.08		-		0.03		(0.06)
Net realized and unrealized gain (loss) on investments	2.49		1.37		(1.63)		0.62
Total from investment operations	2.57		1.37		(1.60)		0.56

Distributions:
From net investment income	(0.02)		-		-		-
From return of capital	-		(0.02)		-		-
Total distributions	(0.02)		(0.02)		-		-

Net Asset Value, End of Period	$12.86		$10.31		$8.96		$10.56

Total Return (b)	24.95%		15.28%		(15.15)%		5.60	%(c)(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$29,861		$23,996		$20,846		$19,107

Ratios of expenses to average net assets (h):	2.47%	(e)	2.93%	(e)	2.92	%(e)	3.32	%(f)(g)

Ratios of net investment income (loss):	0.65%		0.04%		0.32%		(1.00	)%(f)(g)

Portfolio turnover rate	3.11%		5.30%		6.88%		1.78	%(c)

(a)	The WP Large Cap Income Plus Fund commenced operations on October 10, 2013.
(b)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Total Return is for the period from December 4, 2013, the date of initial portfolio trades, through August 31, 2014.
(e)
The ratios include 0.19% of interest expense during the fiscal year ended August 31, 2017, 0.20% of interest expense during the fiscal year ended August 31, 2016 and 0.03% of interest expense during the year ended August 31, 2015.

(f)	Ratios are for the period from December 4, 2013, the date of initial expense accruals, through August 31, 2014.
(g)	Annualized.
(h)	Ratios do not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Winning Points Funds	ANNUAL REPORT
WP Large Cap Income Plus Fund
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2017

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The WP Large Cap Income Plus Fund (the “Fund”) is a series of 360 Funds (the “Trust”). The Trust was organized on February 24, 2005 as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Fund is a non-diversified Fund. As a non-diversified Fund, it may invest a significant portion of its assets in a small number of companies. The Fund’s investment objective is total return. The Fund’s investment adviser is Winning Points Advisers, LLC (the “Adviser”). The Fund has three classes of shares, Class A, Class C and Institutional Class shares. Currently only the Institutional Class shares are being offered for sale. The Fund commenced operations on October 10, 2013.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

a)	Security Valuation – All investments in securities are recorded at their estimated fair value, as described in note 2.

b)         Options – The Fund’s option strategy consists of selling and purchasing put and call options on equity indexes and exchange traded funds (“ETFs”). The sale of put options generates income for the Fund, but exposes it to the risk of declines in the value of the underlying assets. The risk in purchasing options is limited to the premium paid by the Fund for the options. The sale of call options generates income for the Fund, but may limit the Fund’s participation in equity market gains. The Fund’s investment adviser seeks to reduce the overall volatility of returns for the Fund by managing a portfolio of options. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current fair value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.

Purchasing and selling put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the investment adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By selling put options on equity securities, the Fund gives up the opportunity to benefit from potential increases in the value of the underlying securities above the strike prices of the sold put options, but continue to bear the risk of declines in the value of underlying securities held by the Fund. The Fund will receive a premium from the purchaser of a covered call option sold, which they retain whether or not the option is exercised. The premium received from the sold options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

c)         Exchange-Traded and Closed-End Funds - The Fund may invest in Exchange-Traded Funds ("ETFs") and Closed-End Funds ("CEFs"). ETFs and CEFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees fees, and marketing expenses, and ETF and CEF shareholders, such as a Fund, pay their proportionate share of these expenses. Your cost of investing in a Fund will generally be higher than the cost of investing directly in ETFs and CEFs. By investing in a Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and CEFs in which a Fund invests in addition to a Fund's direct fees and expenses. Also, with respect to dividends paid by the ETFs and CEFs, it is possible for these dividends to exceed the underlying investments' taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

d)         Federal Income Taxes – The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

Winning Points Funds	ANNUAL REPORT
WP Large Cap Income Plus Fund
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2017

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

As of and during the year ended August 31, 2017, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to unrecognized tax liability as income tax expense in the statement of operations. During the year ended August 31, 2017, the Fund did not incur any interest or penalties. The Fund identifies its major tax jurisdictions as U.S. Federal and Delaware state.

In addition, accounting principles generally accepted in the United States of America (“GAAP”) requires management of the Fund to analyze all open tax years, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities. As of and during the year ended August 31, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

e)         Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital or net realized gains.

f)          Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

g)         Non-Diversified Fund – The Fund is a non-diversified fund. In general, a non-diversified fund may invest a greater percentage of its assets in a particular issue and may own fewer securities than other mutual funds. Accordingly, a non-diversified fund is generally subject to the risk that a large loss in an individual issue will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.

h)         Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund's relative net assets or another appropriate basis (as determined by the Board).

i)          Other – Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income and expenses is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

2.	SECURITIES VALUATIONS

Processes and Structure

The Fund’s Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Winning Points Funds	ANNUAL REPORT
WP Large Cap Income Plus Fund
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2017

2.	SECURITIES VALUATIONS (continued)

•
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock, closed-end funds, mutual funds and ETFs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

Derivative instruments – Listed derivatives, including options, that are actively traded are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Fund for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price and are categorized within level 2 of the fair value hierarchy. Options that are thinly traded for which a mean price is not available are valued at the ask price or the bid price, whichever is available, and are categorized within level 2 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. OTC derivative products valued using pricing models are categorized within level 2 of the fair value hierarchy.

If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will be categorized as Level 3 securities.

Winning Points Funds	ANNUAL REPORT
WP Large Cap Income Plus Fund
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2017

2.	SECURITIES VALUATIONS (continued)

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of August 31, 2017.

WP Large Cap Income Plus Fund
Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Common Stock (2)	$28,633,197	$-	$-	$28,633,197
Closed-End Funds (2)	1,861,880			1,861,880
Exchange-Traded Funds (2)	1,226,748	-	-	1,226,748
Put Options Purchased	51,150	11,625	-	62,775
Short-Term Investments	383,165	-	-	383,165
Total Assets	$32,156,130	$11,625	$-	$32,167,765

WP Large Cap Income Plus Fund
Derivative Instruments – Liabilities

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Call Options Written	$-	$1,110,615	$-	$1,110,615
Put Options Written	-	1,232,250	-	1,232,250
Total Liabilities	$-	$2,342,865	$-	$2,342,865

(1)
As of and during the year ended August 31, 2017, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)
All common stock, closed-end funds and exchange-traded funds (“ETFs”) held in the Fund are Level 1 securities. For a detailed break-out of common stock by industry and closed-end funds and ETFs by investment type, please refer to the Schedule of Investments.

It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period. There were no assets or liabilities transferred into and out of any Levels during the year ended August 31, 2017.

During the year ended August 31, 2017, no securities were fair valued.

3.	DERIVATIVES TRANSACTIONS

As of August 31, 2017, portfolio securities valued at $31,721,562 were held in escrow by the custodian as cover for options written by the Fund.

Winning Points Funds	ANNUAL REPORT
WP Large Cap Income Plus Fund
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2017

3.	DERIVATIVES TRANSACTIONS (continued)

Transactions in options written during year ended August 31, 2017 were as follows:

	Call Options
	Number of Options*	Option Premiums
Options outstanding at beginning of year	3,924	$1,446,633
Options written	828	3,586,475
Options covered	(4,625)	(3,890,278)
Options exercised	-	-
Options expired	-	-
Options outstanding end of year	127	$1,142,830

	Put Options
	Number of Options*	Option Premiums
Options outstanding at beginning of year	2,980	$1,925,114
Options written	5,158	13,663,360
Options covered	(7,778)	(14,360,176)
Options exercised	-	-
Options expired	(50)	(2,661)
Options outstanding end of year	310	$1,225,637

*	One option contract is equivalent to one hundred units of the underlying Index.

As of August 31, 2017, the location on the Statement of Assets and Liabilities for financial derivative instrument fair values is as follows:

Assets	Location	Equity Contracts	Interest Rate Contracts	Total
Put options purchased	Investments, at value	$62,775	$-	$62,775
Total Assets		$62,775	$-	$62,775

Liabilities	Location	Equity Contracts	Interest Rate Contracts	Total
Call options written	Options written, at value	$1,110,615	$-	$1,110,615
Put options written	Options written, at value	1,232,250	-	1,232,250
Total Liabilities		$2,342,865	$-	$2,342,865

Realized and unrealized gains and losses on derivatives contracts entered into by the Fund during the year ended August 31, 2017, are recorded in the following locations in the Statement of Operations:

Net change in unrealized appreciation (depreciation on):	Location	Equity Contracts	Interest Rate Contracts	Total
Put options purchased	Options purchased	$7,524	$-	$7,524
Call options written	Options written	(73,789)	-	(73,789)
Put options written	Options written	(158,799)	(46,158)	(204,957)
		$(225,064)	$(46,158)	$(271,222)

Winning Points Funds	ANNUAL REPORT
WP Large Cap Income Plus Fund
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2017

3.	DERIVATIVES TRANSACTIONS (continued)

Net realized gain (loss) on:	Location	Equity Contracts	Interest Rate Contracts	Total
Call options purchased	Options purchased	$-	$-	$-
Put options purchased	Options purchased	(888,963)	-	(888,963)
Call options written	Options written	(487,566)	-	(487,566)
Put options written	Options written	3,298,433	66,309	3,364,742
		$1,921,904	$66,309	$1,988,213

For the year ended August 31, 2017, the total amount of all purchased put options, as presented in the Fund’s Schedule of Investments, is representative of the volume of activity for these derivative types during the period.

The following tables present the Fund’s asset and liability derivatives available for offset under a master netting arrangement net of collateral pledged as of August 31, 2017.

Assets:			Gross Amounts of Assets Presented in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Assets		Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Assets
Purchased Options Contracts	$62,775	(1)	$-	$62,775	(1)	$62,775	(2)	$-	$-
Total	$62,775	(1)	$-	$62,775	(1)	$62,775	(2)	$-	$-

Liabilities:			Gross Amounts of Liabilities Presented in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Liabilities
Options Written Contracts	$2,342,865	(3)	$-	$2,342,865	(3)	$2,342,865	(2)	$-	$-
Total	$2,342,865	(3)	$-	$2,342,865	(3)	$2,342,865	(2)	$-	$-

(1)	Purchased options at value as presented in the Schedule of Purchased Options.
(2)	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.
(3)	Written options at value as presented in the Schedule of Written Options.

Winning Points Funds	ANNUAL REPORT
WP Large Cap Income Plus Fund
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2017

4.	CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the Fund for the year ended August 31, 2017 were as follows:

WP Large Cap Income Plus Fund:	Sold	Redeemed	Reinvested	Net Decrease
Institutional Class
Shares	265,483	(274,689)	3,987	(5,219)
Value	$3,152,335	$(3,226,309)	$46,163	$(27,811)

Transactions in shares of capital stock for the Fund for the year ended August 31, 2016 were as follows:

WP Large Cap Income Plus Fund:	Sold	Redeemed	Reinvested	Net Decrease
Institutional Class
Shares	389,972	(394,989)	4,221	(796)
Value	$3,566,785	$(3,765,644)	$41,235	$(157,624)

5.	INVESTMENT TRANSACTIONS

For the year ended August 31, 2017, aggregate purchases and sales of investment securities (excluding short-term investments) for the Fund were as follows:

Purchases	Sales
$ 3,072,232	$ 898,012

There were no government securities purchased or sold during the year.

6.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Fund has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Pursuant to the Advisory Agreement, the Adviser manages the operations of the Fund and manages the Fund’s investments in accordance with the stated policies of the Fund. As compensation for the investment advisory services provided to the Fund, the Adviser will receive a monthly management fee equal to an annual rate of 1.35% of the Fund’s net assets. For the year ended August 31, 2017, the Adviser earned $367,798 of advisory fees.

The Fund has entered into an Investment Company Services Agreement (“ICSA”) with M3Sixty Administration, LLC (“M3Sixty”), formerly Matrix 360 Administration, LLC. Pursuant to the ICSA, M3Sixty will provide day-to-day operational services to the Fund including, but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Fund's portfolio securities; (d) pricing the Fund's shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Fund's legal compliance; (j) maintaining shareholder account records.

For the year ended August 31, 2017, M3Sixty earned $106,132, including out of pocket expenses with $9,898 remaining payable at August 31, 2017.

Certain officers and a Trustee of the Fund are also employees of M3Sixty.

The Fund had entered into a Distribution Agreement with Matrix Capital Group, Inc. (the “Distributor”). Pursuant to the Distribution Agreement, the Distributor provided distribution services to the Fund. The Distributor served as underwriter/distributor of the Fund. Pursuant to a New Distribution Agreement (“New Agreement”), Matrix 360 Distributors, LLC (“M3SixtyD”) replaced Matrix Capital Group, Inc. as Distributor to the Fund effective March 3, 2017. Transition of the distribution services to M3SixtyD required an in-person meeting of the Board of Trustees to review and approve the New Agreement and M3SixtyD as the new Distributor. The approval of the New Agreement took place at the January 11, 2017 meeting of the Board of Trustees and became effective March 3, 2017.

M3SixtyD is an affiliate of M3Sixty.

Winning Points Funds	ANNUAL REPORT
WP Large Cap Income Plus Fund
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2017

6.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

The Fund has adopted a Distribution Plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Fund may expend up to 0.25% for Institutional Class shares of the Fund’s average daily net assets annually to pay for any activity primarily intended to result in the sale of shares of the Fund and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made.

The distribution plan for the Institutional Class shares of the Fund took effect October 10, 2013. For the year ended August 31, 2017, the Fund accrued $68,111 in 12b-1 expenses attributable to Institutional Class shares.

7.	TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at August 31, 2017 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
$26,328,439	$7,388,772	$(1,549,446)	$5,839,326

The difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and mark-to-market on derivatives.

The Fund’s tax basis distributable earnings are determined only at the end of each fiscal year. The tax character of distributable earnings (deficit) at August 31, 2017, the Fund’s most recent fiscal year end, was as follows:

Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carry Forwards	Post-October Loss and Late Year Loss	Total Distributable Earnings
$5,839,326	$705,526	$-	$-	$-	$6,544,852

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. The Fund’s carryforward losses, post-October losses and post-December losses are determined only at the end of each fiscal year. As of August 31, 2017, the Fund elected to defer net capital losses as indicated in the chart below.

Post-October Losses		Post-December Losses
Deferred	Utilized	Deferred	Utilized
$-	$1,348,456	$-	$-

As of August 31, 2017, the Fund did not have any capital loss carryforwards available for federal income tax purposes. The Fund utilized $104,005 of long-term non-expiring capital loss carryforwards during the year ended August 31, 2017.

In accordance with accounting pronouncements, the Fund has recorded reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Fund and are designed generally to present accumulated undistributed net investment income (loss) and accumulated realized gains on a tax basis which is considered to be more informative to the shareholder. As of August 31, 2017, the Fund recorded reclassifications to increase (decrease) the capital accounts as follows:

Net Investment Income	Net Realized Gain	Paid-in Capital
$(19,720)	$13,298	$6,422

Winning Points Funds	ANNUAL REPORT
WP Large Cap Income Plus Fund
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2017

7.	TAX MATTERS (continued)

The permanent differences were mainly due to basis adjustments from the sale of CEFs.

During the year ended August 31, 2017, the Fund distributed $46,285 of net investment income.

During the year ended August 31, 2016, the Fund distributed $41,253 of return of capital.

8.	COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

9.	SUBSEQUENT EVENTS

In accordance with GAAP, Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of WP Large Cap Income Plus Fund and
Board of Trustees of 360 Funds

We have audited the accompanying statement of assets and liabilities, including the schedules of investments, purchased options and written options, of WP Large Cap Income Plus Fund (the “Fund”), a series of 360 Funds, as of August 31, 2017, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The Fund’s financial highlights for the periods ended on or prior to August 31, 2015, were audited by other auditors, whose report dated October 27, 2015, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2017, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of WP Large Cap Income Plus Fund as of August 31, 2017, the results of its operations for the year then ended, the changes in its net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.
Cleveland, Ohio
October 30, 2017

Winning Points Funds	ANNUAL REPORT
ADDITIONAL INFORMATION
August 31, 2017 (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Shareholder Tax Information - The Fund is required to advise you within 60 days of the Fund’s fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year. The Fund paid $46,284 of ordinary income distributions during the year ended August .31, 2017.

Tax information is reported from the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2018 to determine the calendar year amounts to be included on their 2017 tax returns. Shareholders should consult their own tax advisors.

Winning Points Funds	ANNUAL REPORT
ADDITIONAL INFORMATION
August 31, 2017 (Unaudited)

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS - (Unaudited)

The Trustees are responsible for the management and supervision of the Funds. The Trustees approve all significant agreements between the Trust, on behalf of the Funds, and those companies that furnish services to the Funds; review performance of the Funds; and oversee activities of the Funds. This section provides information about the persons who serve as Trustees and Officers to the Trust and Funds, respectively.

Trustees and Officers. Following are the Trustees and Officers of the Trust, their age and address, their present position with the Trust or the Funds, and their principal occupation during the past five years. As described above under “Description of the Trust”, each of the Trustees of the Trust will generally hold office indefinitely. The Officers of the Trust will hold office indefinitely, except that: (1) any Officer may resign or retire and (2) any Officer may be removed any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal. In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Those Trustees who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Adviser, are indicated in the table. The address of each trustee and officer is 4300 Shawnee Mission Parkway, Suite 100, Fairway, KS 66205.

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Independent Trustees
Art Falk YOB : 1937	Trustee and Independent Chairman	Since 2011	Retired. President, Murray Hill Financial Marketing, (financial marketing consultant) (1990–2012).	Ten	None
Thomas Krausz YOB : 1944	Trustee	Since 2011	Mr. Krausz has been an independent management consultant to private enterprises since 2007.	Ten	None
Tom M. Wirtshafter YOB : 1954	Trustee	Since 2011	Senior Vice President, American Portfolios Financial Services, (broker-dealer), American Portfolios Advisors (investment adviser) (2009–Present).	Ten	None
Gary DiCenzo YOB : 1962	Trustee	Since 2014	Chief Executive Officer, Cognios Capital (investment management firm) (2015–present); President and CEO, IMC Group, LLC (asset management firm consultant) (2010–2015).	Ten	None
Interested Trustee*
Randall K. Linscott YOB: 1971	President	Since 2013
Chief Executive Officer, M3Sixty Administration, LLC (2013 – present); Chief Operating Officer, M3Sixty Administration, LLC (2011–2013); Division Vice President, Boston Financial Data Services, (2005–2011).
				Ten	N/A

*	The Interested Trustee is an Interested Trustee because he is an officer and employee of the Administrator.

Winning Points Funds	ANNUAL REPORT
ADDITIONAL INFORMATION
August 31, 2017 (Unaudited)

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS - (Unaudited) (continued)

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Officers
Andras P. Teleki YOB: 1971	Chief Compliance Officer and Secretary	Since 2013
Chief Legal Officer, M3Sixty Administration, LLC, M3Sixty Holdings, LLC, Matrix 360 Distributors, LLC and M3Sixty Advisors, LLC (2015–present); Chief Compliance Officer and Secretary, M3Sixty Funds Trust (2016– present); Chief Compliance Officer and Secretary, WP Trust (2016- present); Secretary and Assistant Treasurer, Capital Management Investment Trust (2015–present); Partner, K&L Gates, (2009–2015).
				N/A	N/A
Brandon Byrd YOB: 1981	Assistant Secretary	Since 2013
Chief Operating Officer, M3Sixty Administration, LLC (2013–present); Anti-Money Laundering Compliance Officer, Monteagle Funds (2015–2016); Division Manager - Client Service Officer, Boston Financial Data Services (mutual find service provider) (2010–2012).
				N/A	N/A
Justin Thompson YOB: 1983	Treasurer	Since September 2017
Director of Fund Accounting & Administration, M3Sixty Administration, LLC (September 2017–present); Fund Accountant, M3Sixty Administration, LLC (June 2016–September 2017); Core Accounting Officer, State Street Bank (2014–June 2016); Client Operations and Core Accounting Manager. State Street Bank (2012–2014).
				N/A	N/A
Larry Beaver YOB: 1969	Assistant Treasurer	Since July 2017
Fund Accounting, Administration and Tax Officer, M3Sixty Administration, LLC (2017–Present); Director of Fund Accounting & Administration, M3Sixty Administration, LLC (2005-2017); Chief Accounting Officer, Amidex Funds, Inc. (2003–Present); Assistant Treasurer, Capital Management Investment Trust (July 2017–Present); Assistant Treasurer, M3Sixty Funds Trust (July 2017–Present; Assistant Treasurer, WP Funds Trust (July 2017–Present); Treasurer and Assistant Secretary, Capital Management Investment Trust (2008–-2017); Treasurer, 360 Funds (2007–2017); Treasurer, M3Sixty Funds Trust (2015–2017); Treasurer, WP Trust (2015–2017); Treasurer and Chief Financial Officer, Monteagle Funds (2008–2016).
				N/A	N/A

Winning Points Funds	ANNUAL REPORT
ADDITIONAL INFORMATION
August 31, 2017 (Unaudited)

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS - (Unaudited) (continued)

Remuneration Paid to Trustees and Officers - Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust. Each Trustee who is not an “interested person” receives a fee of $1,500 each year plus $200 per Board or committee meeting attended. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings. The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling (877) 244-6235.

Name of Trustee[1]	Aggregate Compensation From the Fund[2]	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Fund Paid to Trustees[2]
Independent Trustees
Art Falk	$ 2,300	None	None	$ 2,300
Thomas Krausz	$ 2,300	None	None	$ 2,300
Tom M. Wirtshafter	$ 2,500	None	None	$ 2,500
Gary DiCenzo	$ 2,300	None	None	$ 2,300
Interested Trustees
Randall K. Linscott[3]	None	Not Applicable	Not Applicable	None

[1]	Each of the Trustees serves as a Trustee to each Series of the Trust. The Trust currently offers ten (10) series of shares.

[2]	Figures are for the year ended August 31, 2017.

[3]	The Interested Trustee is an Interested Trustee because he is an officer and employee of the Administrator.

Winning Points Funds	ANNUAL REPORT

INFORMATION ABOUT YOUR FUND’S EXPENSES - (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as the sales charge (load) imposed on certain subscriptions and the contingent deferred sales charge (“CDSC”) imposed on certain short-term redemptions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made at the beginning of the period). You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), CDSC fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the period from 03/01/2017 through 08/31/2017

	Beginning Account Value (03/01/2017)	Annualized Expense Ratio for the Period	Ending Account Value (08/31/2017)	Expenses Paid During Period (a)
Actual Fund Return (in parentheses)
Institutional Class (+6.55%)	$1,000.00	2.46%	$1,065.50	$12.81
Hypothetical 5% Fund Return
Institutional Class	$1,000.00	2.46%	$1,012.80	$12.48

(a)	Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-877-244-6235. Please read it carefully before you invest or send money.

Total Fund operating expense ratios as stated in the current Fund prospectus dated December 31, 2016 for the Fund were as follows:
WP Large Cap Income Plus Fund Institutional Class shares	3.05%

Total Gross Operating Expenses during the year ended August 31, 2017 were 2.47% for the WP Large Cap Income Plus Fund Institutional Class shares. Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 6) sections of this report for expense related disclosures during the year ended August 31, 2017.

Winning Points Funds	ANNUAL REPORT
BOARD APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT BY AND BETWEEN THE TRUST AND WINNING POINTS ADVISORS, LLC - (Unaudited)

At a meeting held on April 27, 2017 (“Meeting”), the Board of Trustees considered renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between Winning Points Advisors, LLC (the “Adviser”) and the Trust with respect to the WP Large Cap Income Plus Fund (the “WP Fund”). At the Meeting, Counsel reviewed with the Board a memorandum from Counsel and addressed to the Trustees that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the renewal of the Advisory Agreement between the Trust and the Adviser with respect to the WP Fund. A copy of this memorandum was circulated to the Trustees in advance of the Meeting. Counsel discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the continuation of the Advisory Agreement, including the following material factors: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the WP Fund; (iii) the costs of the services to be provided and profits to be realized by the Adviser from the relationship with the WP Fund; (iv) the extent to which economies of scale would be realized if the WP Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the WP Fund’s investors; and (v) the Adviser’s practices regarding possible conflicts of interest and other benefits derived by the Adviser.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process, including information presented to the Board in the Adviser’s presentation earlier in the Meeting. The Board requested and was provided with information and reports relevant to the annual renewal of the Advisory Agreement, including: (i) reports regarding the services and support provided to the WP Fund and its shareholders by the Adviser; (ii) quarterly assessments of the investment performance of the WP Fund from the Adviser; (iii) periodic commentary on the reasons for the performance; (iv) presentations by WP Fund’s management addressing the Adviser’s investment philosophy, investment strategy, personnel and operations; (v) compliance and audit reports concerning the WP Fund and the Adviser; (vi) disclosure information contained in the registration statement of the Trust and the Form ADV of the Adviser; and (vii) a memorandum from Counsel, that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about the Adviser, including financial information, a description of personnel and the services provided to the WP Fund, information on investment advice, performance, summaries of WP Fund’s expenses, compliance program, current legal matters and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the WP Fund; (iii) the anticipated effect of size on the WP Fund’s performance and expenses; and (iv) benefits to be realized by the Adviser from its relationship with the WP Fund. The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreement and each Trustee may have afforded different weight to the various factors.

(1)	The nature, extent and quality of the services to be provided by the Adviser.

In this regard, the Board considered the responsibilities the Adviser would have under the Advisory Agreement with respect to WP Fund. The Board reviewed the services to be provided by the Adviser to the WP Fund including, without limitation: the Adviser’s processes for formulating investment recommendations and assuring compliance with the WP Fund’s investment objectives and limitations; its coordination of services for the WP Fund among the WP Fund’s service providers, and the anticipated efforts to promote the WP Fund, grow assets and assist in the distribution of WP Fund’s shares. The Board considered: the Adviser’s staffing, personnel and methods of operating; the education and experience of the Adviser’s personnel; and Adviser’s compliance program, policies and procedures. After reviewing the foregoing and further information from the Adviser, the Board concluded that the quality, extent and nature of the services to be provided by the Adviser was satisfactory and adequate for the WP Fund.

Winning Points Funds	ANNUAL REPORT
BOARD APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT BY AND BETWEEN THE TRUST AND WINNING POINTS ADVISORS, LLC - (Unaudited) (continued)

(2)	Investment Performance of the WP Fund and the Adviser.

In considering the investment performance of the WP Fund and the Adviser, the Trustees compared the short- and long-term performance of the WP Fund with the performance of its benchmark index, or indices, as applicable, comparable funds with similar objectives and size managed by other investment advisers and comparable peer group indices (e.g., Morningstar category averages). The Trustees also considered the consistency of the Adviser’s management of the WP Fund with its investment objective and policies. With regard to the WP Fund, the Board noted that the Fund had outperformed its category mean for the 1-year periods, but that it slightly underperformed the 3-year period ended March 31, 2017. The Board noted that in comparison to its standard (the S&P 500® TR USD) and its category index (the Russell 1000 Value TR USD), the WP Fund had outperformed for the 1-year period but had underperformed for the 3-year period ended February 28, 2017. [The Trustees considered the performance of the WP Fund relative to performance of the composites representing separate accounts managed by the Adviser having generally similar strategies as the WP Fund although the Trustees gave less weight in their considerations to this comparison in light of the differences in the accounts as described by the Adviser. Based on the foregoing, the Board concluded that the investment performance information presented for the WP Fund was satisfactory.

(3)	The costs of the services to be provided and profits to be realized by the Adviser from the relationship with the WP Fund.

In considering the costs of the services to be provided and profits to be realized by the Adviser from the relationship with the WP Fund, the Trustees considered: the Adviser’s staffing, personnel and methods of operating; the financial condition of the Adviser and its affilates and the level of commitment to the Adviser’s operations by the Adviser and its principals; the expected asset level of the WP Fund; and the projected overall expenses of the WP Fund. The Trustees considered financial circumstances of the Adviser and discussed the financial stability and productivity of the firm. The Trustees considered the fees and expenses of the WP Fund (including the management fee) relative to its category average. The Trustees noted that the management fee for the WP Fund was above the category average and tending toward the higher end of the category, but it was within the range for the category that was considered. The Trustees also considered the fees assessed to the Adviser’s clients with separate accounts and observed that the fees for such clients were generally lower than those assessed to the WP Fund – in this regard, the Trustees considered the reasons for the differences and determined that the reasons were warranted. Following this analysis and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Adviser by the WP Fund was fair and reasonable.

(4)	The extent to which economies of scale would be realized as the WP Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the WP Fund’s investors.

In this regard, the Board considered the WP Fund’s fee arrangements with the Adviser. The Trustees noted that while a breakpoint schedule in an advisory agreement would be beneficial, such a feature to the fee schedule only had benefits if the particular fund’s assets were sufficient to realize the effect of the breakpoint. The Trustees noted that the WP Fund would benefit from economies of scale under its agreements with some of its service providers other than the Adviser as fees that were in place with those other service providers were either fixed or essentially semi-fixed, and the Board considered the Adviser’s efforts to work with M3Sixty to secure such arrangements for the WP Fund. Following further discussion of the WP Fund’s expected asset levels, expectations for growth and levels of fees, the Board determined that the WP Fund’s fee arrangements, in light of all the facts and circumstances, were fair and reasonable.

(5)	Possible conflicts of interest and benefits derived by the Adviser.

In considering the Adviser’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as: the experience and ability of the advisory and compliance personnel assigned to the WP Fund; the fact that the Adviser does not utilize soft dollars; the basis of decisions to buy or sell securities for the WP Fund; and the substance and administration of the Adviser’s code of ethics. Based on the foregoing, the Board determined that the Adviser’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory. The Trustees note that there were no benefits identified by the Adviser to the Board other than the advisory fees received under the Advisory Agreement.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion among the Board, the Board determined that the compensation payable under the Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they resolved to approve the Advisory Agreement for another one-year term.

360 FUNDS
4300 Shawnee Mission Parkway
Suite 100
Fairway, KS 66205

INVESTMENT ADVISER
Winning Points Advisers, LLC
129 NW 13th Street
Suite D-26
Boca Raton, FL 33431

ADMINISTRATOR & TRANSFER AGENT
M3Sixty Administration, LLC
4300 Shawnee Mission Parkway
Suite 100
Fairway, KS 66205

DISTRIBUTOR
Matrix 360 Distributors, LLC
4300 Shawnee Mission Parkway
Suite 100
Fairway, KS 66205

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Avenue
Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group™
11300 Tomahawk Creek Parkway
Suite 310
Leawood, KS 66211

CUSTODIAN BANK
Fifth Third Bank
Fifth Third Center
38 Fountain Square Plaza
 Cincinnati, OH 45263

ITEM 2.	CODE OF ETHICS.

(a)
The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(d)	The registrant’s Code of Ethics is filed herewith.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Trustees has determined that Tom Wirtshafter serves on its audit committee as the "audit committee financial expert" as defined in Item 3.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)
Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $13,000 with respect to the registrant’s fiscal year ended August 31, 2017 and $13,000 with respect to the registrant’s fiscal year ended August 31, 2016.

(b)
Audit-Related Fees. There were no fees billed during the fiscal year for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)
Tax Fees. The aggregate fees billed in the last fiscal year for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $2,500 with respect to the registrant’s fiscal year ended August 31, 2017 and $2,500 with respect to the registrant’s fiscal year ended August 31, 2016. The services comprising these fees are the preparation of the registrant’s federal income and excise tax returns.

(d)
All Other Fees. The aggregate fees billed in last fiscal year for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $850 for the fiscal year ended August 31, 2017 and $0 for the fiscal year ended August 31, 2016. The fees for the fiscal year ended August 31, 2017 were for the review of the Fund’s semi-annual report.

(e)(1)
The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

f)
Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g)
All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the for the last two fiscal years ended August 31, 2017 and August 31, 2016 are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

(h)	There were no non-audit services rendered to the registrant’s investment adviser.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULES OF INVESTMENTS

Included in annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

360 Funds
By: Randy Linscott	/s/ Randy Linscott
Principal Executive Officer,
Date: November 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Randy Linscott	/s/ Randy Linscott
Principal Executive Officer
Date: November 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Justin Thompson	/s/ Justin Thompson
Principal Financial Officer
Date: November 7, 2017